Financial Instruments - Classification by nature, category and fair value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Financial assets (liabilities)	€ (8,925)	€ (9,050)
Measured at fair value
Financial instruments
Financial assets	770	961
Financial liabilities	(5)	(6)
Measured at fair value | Derivative instruments
Financial instruments
Financial liabilities	(5)	(6)
Financial liabilities, at fair value	(5)	(6)
Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	339	422
Financial assets, at fair value	339	422
Measured at fair value | Trade receivables
Financial instruments
Financial assets	431	532
Financial assets, at fair value	431	532
Measured at fair value | Derivative instruments
Financial instruments
Financial assets		7
Financial assets, at fair value		7
Measured at fair value | Level 1 | Non-current financial asset
Financial instruments
Financial assets, at fair value	339	422
Measured at fair value | Level 2 | Derivative instruments
Financial instruments
Financial liabilities, at fair value	(5)	(6)
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	431	532
Measured at fair value | Level 2 | Derivative instruments
Financial instruments
Financial assets, at fair value		7
Not at fair value
Financial instruments
Financial assets	1,355	1,536
Financial liabilities	(11,045)	(11,541)
Not at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(5,314)	(5,356)
Financial liabilities, at fair value	(5,455)	(5,231)
Not at fair value | Promissory Notes
Financial instruments
Financial liabilities	(76)	(73)
Not at fair value | Senior secured debt
Financial instruments
Financial liabilities	(2,139)	(2,310)
Financial liabilities, at fair value	(2,203)	(2,360)
Not at fair value | Other bank loans
Financial instruments
Financial liabilities	(180)	(346)
Not at fair value | Lease liabilities
Financial instruments
Financial liabilities	(1,082)	(1,142)
Not at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(847)	(934)
Not at fair value | Trade and other payables
Financial instruments
Financial liabilities	(1,093)	(1,062)
Not at fair value | Other current liabilities
Financial instruments
Financial liabilities	(314)	(318)
Not at fair value | Non-current financial assets.
Financial instruments
Financial assets	173	67
Not at fair value | Other current financial assets
Financial instruments
Financial assets	36	238
Not at fair value | Trade and other receivables
Financial instruments
Financial assets	321	251
Not at fair value | Cash and cash equivalents
Financial instruments
Financial assets	825	980
Not at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value	(5,455)	(5,231)
Not at fair value | Level 2 | Senior secured debt
Financial instruments
Financial liabilities, at fair value	(2,203)	(2,360)
Financial liabilities at FVTPL | Measured at fair value
Financial instruments
Financial liabilities	(5)	(6)
Financial liabilities at FVTPL | Measured at fair value | Derivative instruments
Financial instruments
Financial liabilities	(5)	(6)
Financial liabilities at amortised cost | Not at fair value
Financial instruments
Financial liabilities	(10,731)	(11,223)
Financial liabilities at amortised cost | Not at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities	(5,314)	(5,356)
Financial liabilities at amortised cost | Not at fair value | Promissory Notes
Financial instruments
Financial liabilities	(76)	(73)
Financial liabilities at amortised cost | Not at fair value | Senior secured debt
Financial instruments
Financial liabilities	(2,139)	(2,310)
Financial liabilities at amortised cost | Not at fair value | Other bank loans
Financial instruments
Financial liabilities	(180)	(346)
Financial liabilities at amortised cost | Not at fair value | Lease liabilities
Financial instruments
Financial liabilities	(1,082)	(1,142)
Financial liabilities at amortised cost | Not at fair value | Other financial liabilities
Financial instruments
Financial liabilities	(847)	(934)
Financial liabilities at amortised cost | Not at fair value | Trade and other payables
Financial instruments
Financial liabilities	(1,093)	(1,062)
Other financial liabilities
Financial instruments
Financial assets (liabilities)	(314)	(318)
Other financial liabilities | Not at fair value
Financial instruments
Financial liabilities	(314)	(318)
Other financial liabilities | Not at fair value | Other current liabilities
Financial instruments
Financial liabilities	(314)	(318)
Financial assets at amortised costs | Not at fair value
Financial instruments
Financial assets	1,355	1,536
Financial assets at amortised costs | Not at fair value | Non-current financial assets.
Financial instruments
Financial assets	173	67
Financial assets at amortised costs | Not at fair value | Other current financial assets
Financial instruments
Financial assets	36	238
Financial assets at amortised costs | Not at fair value | Trade and other receivables
Financial instruments
Financial assets	321	251
Financial assets at amortised costs | Not at fair value | Cash and cash equivalents
Financial instruments
Financial assets	825	980
Financial assets at amortised costs | Financial liabilities at amortised cost
Financial instruments
Financial assets (liabilities)	(9,376)	(9,687)
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	2	5
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	2	5
Financial assets at fair value through profit or loss | Financial liabilities at FVTPL
Financial instruments
Financial assets (liabilities)	(3)	(1)
Financial assets at fair value through OCI
Financial instruments
Financial assets (liabilities)	768	949
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	768	949
Financial assets at fair value through OCI | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	337	417
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	€ 431	532
Hedges
Financial instruments
Financial assets (liabilities)		7
Hedges | Measured at fair value
Financial instruments
Financial assets		7
Hedges | Measured at fair value | Derivative instruments
Financial instruments
Financial assets		€ 7